FINANCIAL RISK MANAGEMENT, Concentration of Financial Instruments Exposed to Credit Risk by Geographical Areas (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 236,245,603	S/ 228,255,471
Peru [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		192,566,277	193,386,350
United States of America [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		14,733,612	9,115,054
Bolivia [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		13,181,173	12,011,827
Colombia [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,479,709	4,804,732
Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,485,126	2,490,660
Brazil [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,124,504	943,704
Mexico [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		720,256	566,833
Panama [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		754,062	563,287
Luxembourg [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,131,035	305,921
France [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		699,845	711,617
United Kingdom [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		372,614	556,496
Other in Europe [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		570,653	352,888
Spain [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		88,568	145,079
Switzerland [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		130,548	135,917
Netherlands [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		92,173	175,850
Multilateral Organizations [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	81,435	150,656
Canada [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		247,993	217,726
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,786,020	1,620,874
Financial Assets at Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		192,922,371	176,006,344
Financial Assets at Amortized Cost [Member] | Peru [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		166,930,313	155,598,019
Financial Assets at Amortized Cost [Member] | United States of America [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		6,353,068	3,288,720
Financial Assets at Amortized Cost [Member] | Bolivia [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		11,752,887	10,718,164
Financial Assets at Amortized Cost [Member] | Colombia [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,535,639	2,264,768
Financial Assets at Amortized Cost [Member] | Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,270,868	1,446,246
Financial Assets at Amortized Cost [Member] | Brazil [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		928,768	752,257
Financial Assets at Amortized Cost [Member] | Mexico [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		133,350	1,942
Financial Assets at Amortized Cost [Member] | Panama [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		597,310	405,941
Financial Assets at Amortized Cost [Member] | Luxembourg [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,020	306
Financial Assets at Amortized Cost [Member] | France [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		16,430	32,864
Financial Assets at Amortized Cost [Member] | United Kingdom [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		127,018	369,455
Financial Assets at Amortized Cost [Member] | Other in Europe [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		270,678	85,235
Financial Assets at Amortized Cost [Member] | Spain [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		42,574	42,157
Financial Assets at Amortized Cost [Member] | Switzerland [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		18,936	74,246
Financial Assets at Amortized Cost [Member] | Netherlands [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		27,095	122,696
Financial Assets at Amortized Cost [Member] | Multilateral Organizations [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
Financial Assets at Amortized Cost [Member] | Canada [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		69,789	70,562
Financial Assets at Amortized Cost [Member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		840,628	732,766
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	7,590,125	7,681,968
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Peru [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	2,796,583	3,511,686
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | United States of America [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	812,625	444,924
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Bolivia [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	676,534	584,879
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Colombia [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	1,191,151	1,387,406
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	416,637	420,527
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Brazil [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	19,723	104,774
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Mexico [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	14,680	113,988
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Panama [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	25,624
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Luxembourg [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	1,121,779	297,652
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | France [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	256,661	423,711
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | United Kingdom [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	72,606	27,869
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Other in Europe [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	92,442	95,156
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Spain [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	4,110	26,152
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Switzerland [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	956	494
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Netherlands [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	907	952
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Multilateral Organizations [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1],[2]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Canada [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	46,833	26,894
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	65,898	189,280
At Fair Value Through Profit for Loss Designated at Inception [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		974,664	823,270
At Fair Value Through Profit for Loss Designated at Inception [Member] | Peru [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		17,224	67,821
At Fair Value Through Profit for Loss Designated at Inception [Member] | United States of America [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		398,914	459,266
At Fair Value Through Profit for Loss Designated at Inception [Member] | Bolivia [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Colombia [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	4,788
At Fair Value Through Profit for Loss Designated at Inception [Member] | Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		13,638	5,315
At Fair Value Through Profit for Loss Designated at Inception [Member] | Brazil [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,512	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Mexico [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		94,884	42,336
At Fair Value Through Profit for Loss Designated at Inception [Member] | Panama [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Luxembourg [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | France [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		189,157	1,890
At Fair Value Through Profit for Loss Designated at Inception [Member] | United Kingdom [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		14,631	18,870
At Fair Value Through Profit for Loss Designated at Inception [Member] | Other in Europe [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		20,529	42,991
At Fair Value Through Profit for Loss Designated at Inception [Member] | Spain [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Switzerland [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		372	799
At Fair Value Through Profit for Loss Designated at Inception [Member] | Netherlands [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,036	1,526
At Fair Value Through Profit for Loss Designated at Inception [Member] | Multilateral Organizations [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Canada [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		321	373
At Fair Value Through Profit for Loss Designated at Inception [Member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		219,446	177,295
At Fair Value Through Other Comprehensive Income Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	34,758,443	43,743,889
At Fair Value Through Other Comprehensive Income Investments [Member] | Peru [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	22,822,157	34,208,824
At Fair Value Through Other Comprehensive Income Investments [Member] | United States of America [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	7,169,005	4,922,144
At Fair Value Through Other Comprehensive Income Investments [Member] | Bolivia [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	751,752	708,784
At Fair Value Through Other Comprehensive Income Investments [Member] | Colombia [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	752,919	1,147,770
At Fair Value Through Other Comprehensive Income Investments [Member] | Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	783,983	618,572
At Fair Value Through Other Comprehensive Income Investments [Member] | Brazil [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	171,501	86,673
At Fair Value Through Other Comprehensive Income Investments [Member] | Mexico [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	477,342	408,567
At Fair Value Through Other Comprehensive Income Investments [Member] | Panama [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	156,752	131,722
At Fair Value Through Other Comprehensive Income Investments [Member] | Luxembourg [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	2,236	7,963
At Fair Value Through Other Comprehensive Income Investments [Member] | France [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	237,597	253,152
At Fair Value Through Other Comprehensive Income Investments [Member] | United Kingdom [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	158,359	140,302
At Fair Value Through Other Comprehensive Income Investments [Member] | Other in Europe [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	187,004	129,506
At Fair Value Through Other Comprehensive Income Investments [Member] | Spain [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	41,884	76,770
At Fair Value Through Other Comprehensive Income Investments [Member] | Switzerland [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	110,284	60,378
At Fair Value Through Other Comprehensive Income Investments [Member] | Netherlands [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	63,135	50,676
At Fair Value Through Other Comprehensive Income Investments [Member] | Multilateral Organizations [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1],[3]	81,435	150,656
At Fair Value Through Other Comprehensive Income Investments [Member] | Canada [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	131,050	119,897
At Fair Value Through Other Comprehensive Income Investments [Member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	S/ 660,048	S/ 521,533

[1]	Correspond to instruments issued by the Development Bank of Latin America (formerly CAF) and by the Inter-American Development Bank (IDB).
[2]	It includes non-trading investments that did not pass SPPI test.
[3]	OCI: Other comprehensive income.